AMELIA EARHART: EAGLE EQUITY FUND





                               Semi-Annual Report
                                August 31, 1997
                                  (Unaudited)







   Investment Adviser                                Administrator
Amelia Earhart Capital Management, Inc.        Countrywide Fund Services, Inc.
     One Towne Square                                312 Walnut Street
     Suite 1913                                       P.O. Box 5354
  Southfield, MI 48076                           Cincinnati, Ohio 45202-5354
    1.810.351.4856                                    1.800.543.8721

                             Shareholder Services
                                 1.800.326.6580

                       AMELIA EARHART: EAGLE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                August 31, 1997
                                  (Unaudited)

ASSETS
   Investments in securities, at value (cost $799,728) (Note 1)   $ 1,660,646
   Cash                                                                 1,711
   Receivable for capital shares sold                                     439
   Dividends and interest receivable                                      448
   Receivable from Adviser (Note 3)                                     5,699
   Organization expenses, net (Note 1)                                  3,989
   Other assets                                                         4,228
      TOTAL ASSETS                                                  1,677,160
                                                                    ----------
LIABILITIES
   Other accrued expenses and liabilities                               4,413
      TOTAL LIABILITIES                                                 4,413

NET ASSETS                                                         $1,672,747
                                                                    =========
Net assets consist of:
Paid-in capital                                                       544,037
Accumulated net investment loss                                       (11,692)
Accumulated net realized gains from security transactions             279,484
Net unrealized appreciation on investments                            860,918
Net assets                                                         $1,672,747
                                                                    ==========
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                           65,671
                                                                    ===========
Net asset value and redemption price per share (Note 1)             $   25.47
                                                                    ===========
Maximum offering price per share (Note 1)                            $  26.67
                                                                    ===========

See accompanying notes to the financial statements.

                       AMELIA EARHART: EAGLE EQUITY FUND

                            STATEMENT OF OPERATIONS

                        Six Months Ended August 31, 1997
                                  (Unaudited)


INVESTMENT INCOME
   Dividends                                                         $   3,807
   Interest                                                              2,051
      TOTAL INVESTMENT INCOME                                            5,858
                                                                      ---------
EXPENSES
   Accounting services fees (Note 3)                                    12,000
   Investment advisory fees (Note 3)                                     9,212
   Administration fees (Note 3)                                          6,000
   Shareholder services and transfer agent fees (Note 3)                 6,000
   Registration fees                                                     5,066
   Professional fees                                                     4,198
   Trustees' fees and expenses                                           4,025
   Amortization of organization expenses (Note 1)                        3,988
   Custodian fees                                                        2,362
   Insurance expense                                                     2,285
   Printing of shareholder reports                                       1,991
   Postage and supplies                                                  1,188
   Distribution expenses (Note 3)                                          297
   Other expenses                                                          539
                                                                        -------
      TOTAL EXPENSES                                                    59,151
   Fees waived and expenses reimbursed by the Adviser (Note 3)         (41,601)
                                                                       --------
      NET EXPENSES                                                      17,550
                                                                       --------
NET INVESTMENT LOSS                                                    (11,692)
                                                                       --------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                       344,692
   Net change in unrealized appreciation/depreciation on investments   121,975
                                                                       --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       466,667
                                                                       --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $ 454,975
                                                                     =========

See accompanying notes to the financial statements.

                       AMELIA EARHART: EAGLE EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

              Periods Ended August 31, 1997 and February 28, 1997

                                                                        Six Months
                                                                           Ended                 Year
                                                                        Aug. 31, 1997           Ended
                                                                        (Unaudited)           Feb. 28, 1997
FROM OPERATIONS:                                                        -------------         --------------
   Net investment loss                                                  $   (11,692)  $       (17,068)
   Net realized gains (losses) from security transactions                   344,692           (65,208)
   Net change in unrealized appreciation/depreciation
      on investments                                                        121,975           387,956
Net increase in net assets from operations                                  454,975           305,680

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains from security transactions                         --              (33,674)

FROM CAPITAL SHARE TRANSACTIONS(A):
   Proceeds from shares sold                                                 13,768            674,650
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                         --               33,674
   Payments for shares redeemed                                           (1,389,628)         (168,432)
Net increase (decrease) in net assets from capital share transactions     (1,375,860)          539,892

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (920,885)          811,898

NET ASSETS:
   Beginning of period                                                      2,593,632         1,781,734
   End of period                                                        $   1,672,747   $     2,593,632
                                                                        ==============        ==========


 (A)Summary of capital share activity:

   Shares sold                                                                   628            36,481
   Shares issued in reinvestment of distributions to shareholders                 --             1,796
   Shares redeemed                                                           (68,244)           (9,228)
   Net increase (decrease) in shares outstanding                             (67,616)           29,049
   Shares outstanding, beginning of period                                   133,287           104,238
   Shares outstanding, end of period                                          65,671           133,287
                                                                             ========          ========

See accompanying notes to the financial statements.

                       AMELIA EARHART: EAGLE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period



                                                      Six Months
                                                        Ended              Year           Year           Year              Year
                                                      Aug. 31, 1997         Ended        Ended          Ended              Ended
                                                       (Unaudited)      Feb. 28, 1997  Feb. 29, 1996   Feb. 28, 1995   Feb. 28, 1994
                                                      -------------     -------------- -------------   -------------   -------------
Net asset value at beginning of period                   19.46           17.09          13.44             12.25          10.00
                                                         -----           -----          -----             -----          -----
Income from investment operations:
   Net investment loss                                   (0.18)          (0.13)         (0.12)            (0.02)         (0.07)
   Net realized and unrealized gains
      on investments                                      6.19            2.78           4.20              1.21           2.49
Total from investment operations                          6.01            2.65           4.08              1.19           2.42

Less distributions:
   Dividends from net investment income                     --              --             --                 --         (0.12)
   Distributions from net realized gains                    --            (0.28)         (0.43)               --         (0.05)
Total distributions                                         --            (0.28)         (0.43)               --         (0.17)

Net asset value at end of year                           25.47           19.46          17.09             13.44           12.25
                                                         =====           ======         ======            ======          =====
Total return (A)                                         30.88%          15.53%         30.59%             9.66%          24.39%
                                                         ======          ======         =======           ======          ======
Net assets at end of year                             1,672,747       2,593,632      1,781,734           820,139        244,385
                                                      =========       =========      ==========          ========       =========
Ratio of expenses to average net assets
   Before expense reimbursement and waived fees          6.42%(C)        5.67%          8.53%            21.00%           24.60%
   After expense reimbursement and waived fees           1.90%(C)        1.89%          1.90%             1.86%            1.85%

Ratio of net investment loss to average net assets     (1.27)%(C)      (0.83)%        (0.86)%            (0.17)%          (0.72)%

Portfolio turnover rate                                       6%(C)         28%            64%                2%             48%

Average commission rate per share (B)                       0.0600       0.0727             --                 --             --

(A)The total returns shown do not include the effect of applicable sales loads.

(B)For fiscal years beginning in 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

(C)Annualized.

See accompanying notes to the financial statements.

                        AMELIA EARHART: EAGLE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 1997
                                   (Unaudited)

                Shares                                                                   Value
                            COMMON STOCKS - 99.3%
                            Computers/Computer Technology Services - 27.4%
                 1,000        3Com Corp. (a)                                             49,938
                 1,250        Compaq Computer Corp. (a)                                  81,875
                 1,000        Data General Corp. (a)                                     35,938
                 2,000        Dell Computer Corp. (a)                                   164,125
                 1,000        Gateway 2000, Inc. (a)                                     39,125
                 1,800        Sun Microsystems, Inc. (a)                                 86,400
                                                                                        457,401
                                                                                        -------
                            Software & Processing - 26.2%
                   500        America Online, Inc. (a)                                   32,250
                 1,056        BMC Software, Inc. (a)                                     66,132
                 2,060        Cisco Systems, Inc. (a)                                   155,273
                   936        Microsoft Corp. (a)                                       123,727
                 1,592        Oracle Corp. (a)                                           60,676
                                                                                        438,058
                                                                                        -------
                            Communications - 12.3%
                 1,304        ADC Telecommunications, Inc. (a)                           48,411
                 1,000        Newbridge Networks Corp. (a)                               45,500
                 1,860        Tellabs, Inc. (a)                                         111,019
                                                                                        204,930
                                                                                        -------
                            Semiconductor & Related - 7.7%
                 1,404        Intel Corp.                                               129,343
                                                                                        -------

                            Industrial - 4.6%
                   500        AlliedSignal, Inc.                                         41,281
                   600        Caterpillar, Inc.                                          34,837
                                                                                         76,118
                                                                                         ------
                            Financial Services - 4.1%
                   470        American Express Co., Inc.                                 36,541
                   500        Travelers, Inc.                                            31,750
                                                                                         68,291
                                                                                         -------
                            Drugs/Medical Equipment - 3.8%
                   700        Merck and Co., Inc.                                        64,269
                                                                                         ------

                            Industrial Technology, Inc. - 3.8%
                   852        Perkin-Elmer Corp.                                         63,048
                                                                                         ------


                            Beverages - 2.7%
                   800        Coca-Cola Co.                                              45,850
                                                                                         ------

                            Household Products (Non-Durable) - 2.4%
                   300        The Procter & Gamble Co.                                   39,919
                                                                                         -------

                            Conglomerates - 2.2%
                   600        General Electric Co.                                       37,500
                                                                                         ------

                            Chemicals - 2.1%
                   700        Union Carbide Corp.                                        35,919
                                                                                         ------

                            Total Common Stocks (Cost $799,728)                       1,660,646

                            Total Investments
                              at Value - 99.3%                                        1,660,646

                            Other Assets in Excess of Liabilities - 0.7%                 12,101

                            Net Assets - 100.0%                                       1,672,747
                                                                                      ==========

(a)Non-income producing security.

  See accompanying notes to the financial statements.

                        AMELIA EARHART: EAGLE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

The Amelia Earhart: Eagle Equity Fund (the Fund) is a diversified, open-end series of the Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on August 12, 1992. The Fund began operations on March 1, 1993.

The Fund's investment objective is to seek capital appreciation through a diversified portfolio of common stocks and other equity-type securities issued by companies that are components of either the Dow Jones Industrial Average or the Pacific Stock Exchange Technology Index, which is comprised of a broad spectrum of companies principally engaged in manufacturing or service-related products within the advanced technology fields.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally invests its cash reserves by entering into repurchase agreements with the custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 4.71% of the net asset value (or 4.5% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expense -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

                        AMELIA EARHART: EAGLE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes.

The following information is based upon the federal income tax cost of portfolio investments of $799,728 as of August 31, 1997:

        Gross unrealized appreciation.......$    877,231
        Gross unrealized depreciation........   ( 16,313)
                                              -----------
        Net unrealized appreciation..........$   860,918
                                              ==========

As of February 28, 1997, the Fund had $65,208 of capital loss carryforwards for federal income tax purposes, none of which expire prior to February 28, 2005. These capital loss carryforwards may be utilized in current or future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS

During the six months ended August 31, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $55,748 and $980,392, respectively.

                        AMELIA EARHART: EAGLE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

3.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Amelia Earhart Capital Management, Inc. (the Adviser) or Countrywide Fund Services, Inc. (CFS), the administrator, transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of 1.00% on its average daily net assets. The Adviser currently intends to waive its advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 1.90% of average net assets. Accordingly, for the six months ended August 31, 1997, the Adviser waived its entire advisory fee and reimbursed the Fund $32,389 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such net assets; and .10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee. During the six months ended August 31, 1997, CFS earned $6,000 of fees under the Agreement.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CFS maintains the records of each shareholder's account, answers shareholder's inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a minimum monthly fee of $1,000. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the six months ended August 31, 1997, CFS earned $6,000 of fees under the Agreement.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $2,000 from the Fund. During the six months ended August 31, 1997, CFS earned $12,000 of fees under the Agreement.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) for the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.25% of average daily net assets. For the six months ended August 31, 1997, the Fund incurred $297 of such expenses under the Plan.

                               THE CAROLINASFUND



                               Semi-Annual Report
                                August 31, 1997
                                  (Unaudited)







       Investment Adviser                      Administrator
      Morehead Capital Advisors LLC        Countrywide Fund Services, Inc.
        1712 East Boulevard                   312 Walnut Street
      Charlotte, NC 28203                     P.O. Box 5354
        1.800.934.1012                  Cincinnati, Ohio 45202-5354
                                               1.800.543.8721

                                The CarolinasFund

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 1997
                                   (Unaudited)

   ASSETS
      Investments in securities, at value (cost $3,207,653) (Note 1)             4,124,338
      Investments in repurchase agreements (Note 1)                                 26,000
      Cash                                                                             818
      Receivable for capital shares sold                                            13,742
      Dividends and interest receivable                                              6,337
      Receivable from Adviser (Note 3)                                               1,979
      Organization expenses, net (Note 1)                                           21,728
      Other assets                                                                   5,541
         TOTAL ASSETS                                                            4,200,483
                                                                                 ---------
   LIABILITIES
      Payable for securities purchased                                               8,000
      Other accrued expenses and liabilities                                        14,361
         TOTAL LIABILITIES                                                          22,361

   NET ASSETS                                                                    4,178,122
                                                                                 =========
   Net assets consist of:
   Paid-in capital                                                               3,308,784
   Undistributed net investment income                                               1,264
   Accumulated net realized losses from security transactions                      (48,611)
   Net unrealized appreciation on investments                                      916,685
   Net assets                                                                    4,178,122
                                                                                 ==========
   PRICING OF INVESTOR CLASS SHARES
   Net assets applicable to Investor Class shares                                3,236,127
                                                                                 =========
   Shares of beneficial interest outstanding (unlimited number of shares
      authorized, no par value)                                                    215,351
                                                                                   =======
   Net asset value and redemption price per share (Note 1)                           15.03
                                                                                   ========
   Maximum offering price per share (Note 1)                                         15.58
                                                                                   ========
   PRICING OF INSTITUTIONAL CLASS SHARES
   Net assets applicable to Institutional Class shares                             941,995
                                                                                   ========
   Shares of beneficial interest outstanding (unlimited number of shares
      authorized, no par value)                                                     61,638
                                                                                    =======
   Net asset value, offering price and redemption price per share (Note 1)           15.28
                                                                                    =======

   See accompanying notes to the financial statements.

                               The CarolinasFund

                             STATEMENT OF OPERATIONS

                        Six Months Ended August 31, 1997
                                   (Unaudited)


   INVESTMENT INCOME
      Dividends                                                    41,066
      Interest                                                        779
         TOTAL INVESTMENT INCOME                                   41,845
                                                                   ------
   EXPENSES
      Investment advisory fees (Note 3)                            18,708
      Accounting services fees (Note 3)                            12,000
      Shareholder services and transfer agent fees (Note 3)        12,000
      Distribution expenses, Investor Class                         7,491
      Administration fees (Note 3)                                  6,000
      Professional fees                                             4,708
      Amortization of organization expenses (Note 1)                4,656
      Trustees' fees and expenses                                   4,025
      Insurance expense                                             3,260
      Custodian fees                                                2,457
      Registration fees                                             2,058
      Postage and supplies                                          1,847
      Other expenses                                                  612
         TOTAL EXPENSES                                            79,822
      Fees waived and expenses reimbursed by the Adviser (Note 3) (39,241)
         NET EXPENSES                                              40,581
                                                                   ------
   NET INVESTMENT INCOME                                            1,264
                                                                   ------
   REALIZED AND UNREALIZED GAINS ON INVESTMENTS
      Net realized gains from security transactions                 4,521
      Net change in unrealized appreciation on investments        459,210
                                                                  --------
   NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS               463,731
                                                                  -------
   NET INCREASE IN NET ASSETS FROM OPERATIONS                     464,995
                                                                  =======

   See accompanying notes to the financial statements.

                               The CarolinasFund

                       STATEMENT OF CHANGES IN NET ASSETS

               Periods Ended August 31, 1997 and February 28, 1997

                                                                                    Six Months
                                                                                       Ended             Year
                                                                                   Aug. 31, 1997         Ended
                                                                                   (Unaudited)       Feb. 28, 1997
                                                                                   ------------      --------------
              FROM OPERATIONS:
                 Net investment income (loss)                                         $   1,264            (4,218)
                 Net realized gains (losses) from security transactions                   4,521           (53,045)
                 Net change in unrealized appreciation
                    on investments                                                      459,210           256,182
              Net increase in net assets from operations                                464,995           198,919
                                                                                        -------           -------
              DISTRIBUTIONS TO SHAREHOLDERS:
                 From net realized gains - Investor Class                                  --                (279)
                 From net realized gains - Institutional Class                             --                 (73)
              Decrease in net assets from distributions to shareholders                    --                (352)
                                                                                        ---------         ---------
              FROM CAPITAL SHARES
                 TRANSACTIONS (A):
              Investor Class
                 Proceeds from shares sold                                              558,169          1,380,508
                 Net asset value of shares issued in reinvestment
                    of distributions to shareholders                                       --                  272
                 Payments for shares redeemed                                          (401,778)          (747,596)
              Net increase in net assets
                 from Investor Class share transactions                                 156,391            633,184

              Institutional Class
                 Proceeds from shares sold                                               171,478           709,026
                 Net asset value of shares issued in reinvestment
                    of distributions to shareholders                                         --                 73
                 Payments for shares redeemed                                            (56,043)          (21,939)
              Net increase in net assets
                 from Institutional Class share transactions                             115,435           687,160

              Net increase from capital share transactions                               271,826         1,320,344

              TOTAL INCREASE IN NET ASSETS                                               736,821         1,518,911

              NET ASSETS:
                 Beginning of period                                                    3,441,301        1,922,390
                 End of period                                                          4,178,122        3,441,301
                                                                                        =========        ==========


               (A)Summary of capital share activity:
                 Investor Class
                 Shares sold                                                               41,536          107,377
                 Shares issued in reinvestment of distributions to shareholders               --                21
                 Shares redeemed                                                          (28,738)         (57,358)
                 Net increase in shares outstanding                                        12,798           50,040
                 Shares outstanding, beginning of period                                  202,553          152,513
                 Shares outstanding, end of period                                        215,351          202,553
                                                                                          =======          ========
                 Institutional Class
                 Shares sold                                                               11,438           53,938
                 Shares issued in reinvestment of distributions to shareholders               --                 5
                 Shares redeemed                                                           (4,034)          (1,664)
                 Net increase in shares outstanding                                         7,404           52,279
                 Shares outstanding, beginning of period                                   54,234            1,955
                 Shares outstanding, end of period                                         61,638           54,234
                                                                                           ======           ======




              See accompanying notes to the financial statements.

                        The CarolinasFund-Investor Class


                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                                 Six Months
                                                                    Ended           Year             Year         Period
                                                                 Aug. 31, 1997     Ended            Ended          Ended
                                                                  (Unaudited)    Feb. 28, 1997    Feb. 29, 1996  Feb.28,1995(A)
                                                                  -----------    -------------    -------------  --------------

     Net asset value at beginning of period                         13.36           12.44           10.54        10.00
                                                                    -----           -----           -----        -----

     Income from investment operations:
        Net investment income (loss)                                 0.00           (0.02)          0.01           0.04
        Net realized and unrealized gains
           on investments                                            1.67            0.94           1.95           0.50
     Total from investment operations                                1.67            0.92           1.96           0.54
                                                                     -----           -----          -----          -----
     Less distributions:
        Dividends from net investment income                           --              --          (0.03)            --
        Distributions from net realized gains                          --              --          (0.03)            --
     Total distributions                                               --              --          (0.06)            --

     Net asset value at end of period                               15.03           13.36          12.44           10.54
                                                                    =====           =====          ======          ======
     Total return (B)                                               12.50%           7.41%         18.59%           5.40%
                                                                    ======          ======         =======         =======
     Net assets at end of period                                  3,236,127       2,706,214         1,897,814       272,383
                                                                  ==========      ==========        ==========      ========
     Ratio of expenses to average net assets
        Before expense reimbursement and waived fees                 4.37%(D)        5.33%          9.45%          37.10%(D)
        After expense reimbursement and waived fees                  2.25%(D)        2.22%          2.17%           2.21%(D)

     Ratio of net investment income (loss) to                      (0.04)%(D)       (0.20)%         0.06%           2.62%(D)
     average net assets
     Portfolio turnover rate                                           13%(D)           5%            16%              0%

     Average commission rate per share                               0.0619         0.0600             --              --

     (A)Represents the period from the commencement of operations (January 3, 1995) through February 28, 1995.

     (B)The total returns shown do not include the effect of applicable sales loads.

     (C)For fiscal years beginning in 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

     (D)Annualized.


     See accompanying notes to the financial statements.

                    The CarolinasFund-Institutional Class

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                     Six Months
                                                        Ended               Year           Period
                                                    Aug. 31, 1997           Ended           Ended
                                                     (Unaudited)        Feb. 28, 1997   Feb. 29, 1996(A)

     Net asset value at beginning of period              13.55               12.57          10.72
                                                         ------              -----          ------
     Income from investment operations:
        Net investment income                             0.03                0.01           0.02
        Net realized and unrealized gains
           on investments                                 1.70                0.97           1.88
     Total from investment operations                     1.73                0.98           1.90
                                                         -----                ----           -----
     Less distributions:
        Dividends from net investment income                --                 --           (0.02)
        Distributions from net realized gains               --                 --           (0.03)
     Total distributions                                    --                 --           (0.05)

     Net asset value at end of period                    15.28               13.55          12.57
                                                         ======              =====          ======
     Total return (B)                                    12.77%               7.81%         17.68%
                                                         ======              ======         ======
     Net assets at end of period                       941,995              735,087         24,576
                                                      =========             ========        =======
     Ratio of expenses to average net assets
        Before expense reimbursement and waived fees      3.85%(D)            4.85%          8.40%(D)
        After expense reimbursement and waived fees       1.75%(D)            1.73%          1.69%(D)

     Ratio of net investment income to average net
        assets                                             0.47%(D)           0.22%          0.64%(D)

     Portfolio turnover rate                                 13%(D)             5%            16%

     Average commission rate per share (C)               0.0619               0.0600           --


     (A)Represents the period from the commencement of operations (May 22, 1995) through February 29, 1996.

     (B)The total returns shown do not include the effect of applicable sales loads.

     (C)For fiscal years beginning in 1997, the Fund is required to disclose its average commission rate paid per share for purchses and sales of investment securities.

     (D)Annualized.


     See accompanying notes to the financial statements.

                             The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 1997
                                   (Unaudited)

                  Shares                                                                Value
                             COMMON STOCKS - 98.7%
                             Financial Services - 31.9%
                  3,972        BB&T Corp.                                               205,551
                  1,300        CCB Financial Corp.                                      105,136
                  2,100        Centura Banks, Inc.                                      119,438
                  1,200        First Citizens BancShares, Inc.  - Class A               107,400
                  3,600        First Union Corp.                                        173,025
                    800        HFNC Financial Corp.                                      12,900
                  1,400        Insignia Financial Group, Inc. - Class A (a)              26,600
                    100        Integon Corp.                                              2,531
                  2,250        Jefferson-Pilot Corp.                                    156,516
                  1,900        Liberty Corp.                                             82,413
                  3,000        NationsBank Corp.                                        178,125
                    900        Resource Bancshares Mortgage Group, Inc.                  15,188
                  2,400        Wachovia Corp.                                           149,400
                                                                                      1,334,223

                             Industrial - 25.7%
                  4,000        AVX Corp.                                                140,750
                  3,700        Burlington Industries, Inc. (a)                           44,631
                  4,100        Collins & Aikman Corp. (a)                                45,356
                  5,000        Coltec Industries, Inc. (a)                              111,875
                  1,600        Guilford Mills, Inc.                                      34,800
                  4,100        Martin Marietta Materials, Inc.                          143,244
                  1,900        Nucor Corp.                                              107,706
                  2,000        Quintiles Transnational Corp. (a)                        156,000
                    900        Springs Industries, Inc. - Class A                        42,300
                  3,900        Unifi, Inc.                                              149,663
                  3,500        United Dominion Industries, Ltd.                          95,375
                                                                                      1,071,700

                             Consumer, Cyclical - 11.9%
                  9,000        Family Dollar Stores, Inc.                               191,250
                  3,000        Lowe's Companies, Inc.                                   103,688
                  4,100        Oakwood Homes Corp.                                      111,212
                  3,200        Ryan's Family Steak Houses, Inc. (a)                      29,600
                  2,800        Speedway Motorsports, Inc. (a)                            62,650
                                                                                        498,400

                 Shares                                                                Value
                             Utilities - 9.1%
                  3,100        Carolina Power & Light Co.                               104,625
                  2,300        Duke Power Co.                                           111,406
                  1,800        Piedmont Natural Gas Company, Inc.                        47,588
                    900        Public Service Co. of North Carolina, Inc.                19,181
                  4,000        SCANA Corp.                                               96,500
                                                                                        379,300

                             Basic Materials - 6.3%
                  2,600        Bowater, Inc.                                            133,088
                  3,935        Sonoco Products Co.                                      128,133
                                                                                        261,221

                             Consumer, Non-Cyclical - 6.2%
                    600        Coca-Cola Bottling Co.                                    31,350
                 17,000        Food Lion, Inc. - Class A                                125,906
                  1,800        Lance, Inc.                                               38,475
                    400        Personnel Group Of America, Inc. (a)                      13,400
                  3,400        Ruddick Corp.                                             51,000
                                                                                        260,131

                             Technology - 5.0%
                    100        Applied Analytical Industries, Inc. (a)                    2,313
                    825        Glenayre Technologies, Inc. (a)                           14,437
                  2,100        Kemet Corp. (a)                                           61,163
                  1,300        Medic Computer Systems, Inc. (a)                          40,625
                    800        Pharmaceutical Product Development, Inc. (a)              17,400
                  1,200        Policy Management Systems Corp. (a)                       72,075
                    200        Vanguard Cellular Systems, Inc.  - Class A (a)             2,925
                                                                                        210,938

                             Real Estate - 2.6%
                  2,600        Highwoods Properties, Inc.                                84,500
                  1,200        Summit Properties, Inc.                                   23,925
                                                                                        108,425





                              Total Common Stocks (Cost $3,207,653)                    4,124,338

           Face
           Value                                                                       Value
                             REPURCHASE AGREEMENTS (b) - 0.6%
 $               26,000        Fifth Third Bank, 4.95%, dated 8/29/1997,
                                 due 9/2/1997, repurchase proceeds $26,014
                                 (cost $26,000)                                          26,000


                             Total Investments and Repurchase Agreements
                               at Value - 99.3%                                       4,150,338

                             Other Assets in excess of Liabilities - 0.7%                27,784

                             Net Assets - 100.0%                                      4,178,122

(a)Non-income producing securities.

(b)Repurchase agreement is fully collateralized by $26,000 par value, FHLMC Pool #G10657, 7.50%, due 2/1/2012.

   See accompanying notes to the financial statements.

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

1.  Significant Accounting Policies

The CarolinasFund (the Fund) is a diversified, open-end series of the Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on August 12, 1992. The Fund began operations on January 3, 1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks of publicly-traded companies headquartered in North and South Carolina.

The Fund offers two classes of shares: Investor Class shares (sold subject to a maximum front-end sales load of 3.50% and a distribution fee of up to 0.50% of average daily net assets) and Institutional Class shares (offered to institutional investors at net asset value without a sales charge and not subject to distribution fees). Each Investor and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Investor shares bear the expenses of distribution fees, which is expected to cause Investor shares to have a higher expense ratio and to pay lower dividends than Institutional shares; and (ii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally invests its cash reserves by entering into repurchase agreements with the custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Investor Class shares is equal to net asset value per share plus a sales load equal to 3.63% of the net asset value (or 3.50% of the offering price). The offering price of Institutional Class shares is equal to net asset value per share. The redemption price per share of Investor Class shares and Institutional Class shares is equal to net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expense -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Allocation between classes -- Investment income earned by the Fund and realized and unrealized gains and losses on investments are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Distribution expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes.

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


The following information is based upon the federal income tax cost of portfolio investments of $3,207,653 as of August 31, 1997:

        Gross unrealized appreciation............  $ 995,967
        Gross unrealized depreciation..............(  79,282)
        Net unrealized appreciation................$ 916,685


As of February 28, 1997, the Fund had $53,132 of capital loss carryforwards for federal income tax purposes, none of which expire prior to February 28, 2005. These capital loss carryforwards may be utilized in the current or future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS

During the six months ended August 31, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $600,276 and $239,501, respectively.

3.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Morehead Capital Advisors LLC (the Adviser) or Countrywide Fund Services, Inc. (CFS), the administrator, transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of 1.00% on its average daily net assets. The Adviser currently intends to waive its advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.25% and 1.75% of average daily net assets for Investor Class shares and Institutional Class shares, respectively. Accordingly, for the six months ended August 31, 1997, the Adviser waived its entire advisory fee and reimbursed the Fund $20,533 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee. During the six months ended August 31, 1997, CFS earned $6,000 of fees under the Agreement.

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the six months ended August 31, 1997, CFS earned $12,000 of fees under the Agreement.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $2,000 from the Fund. During the six months ended August 31, 1997, CFS earned $12,000 of fees under the Agreement.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) with respect to Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Investor Class shares, not to exceed 0.50% of average daily net assets applicable to Investor Class shares. For the six months ended August 31, 1997, Investor Class shares incurred $7,491 of such expenses under the Plan.

                          MISSISSIPPI OPPORTUNITY FUND






                               Semi-Annual Report
                                August 31, 1997
                                  (Unaudited)







       Investment Adviser                            Administrator
      Vector Money Management, Inc.           Countrywide Fund Services, Inc.
        4266 I-55 North                             312 Walnut Street
      Suite 102                                      P.O. Box 5354
      Jackson, MI 39211                       Cincinnati, Ohio 45202-5354
                                                     1.800.543.8721

                             Shareholder Services
                                 1.800.580.4820

                          MISSISSIPPI OPPORTUNITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 1997
                                   (Unaudited)

    ASSETS
    Investments in securities, at value (cost $2,366,437) (Note 1)         $          3,045,011
    Cash                                                                                  4,915
    Receivable for capital shares sold                                                    5,675
    Dividends and interest receivable                                                     2,499
    Organization expenses, net (Note 1)                                                  23,439
    Receivable from Adviser (Note 3)                                                      5,781
    Other assets                                                                          3,412
       TOTAL ASSETS                                                                   3,090,732
                                                                                      ---------
 LIABILITIES
    Other accrued expenses and liabilities                                               11,554
    Covered call options, at value
        (premiums received $25,909) (Note 4)                                             22,438
       TOTAL LIABILITIES                                                                 33,992

 NET ASSETS                                                                $          3,056,740
                                                                                      ==========
 Net assets consist of:
 Paid-in capital                                                           $          2,377,356
 Accumulated net investment loss                                                        (12,782)
 Accumulated net realized gains from security transactions                               10,121
 Net unrealized appreciation on investments                                             682,045
 Net assets                                                                $          3,056,740
                                                                                      ==========
 PRICING OF CLASS A SHARES
 Net assets applicable to Class A shares                                   $          2,213,460
                                                                                      =========
 Shares of beneficial interest outstanding (unlimited number of shares
    authorized, no par value)                                                           157,486
                                                                                        ========
 Net asset value and redemption price per share (Note 1)                   $              14.05
                                                                                          ======
 Maximum offering price per share (Note 1)                                 $              14.56
                                                                                          ======
 PRICING OF CLASS C SHARES
 Net assets applicable to Class C shares                                   $            843,280
                                                                                        ========
 Shares of beneficial interest outstanding (unlimited number of shares
    authorized, no par value)                                                            60,701
                                                                                         =======
 Net asset value, offering price and redemption price per share (Note 1)   $              13.89
                                                                                         ========

 See accompanying notes to the financial statements.

                         MISSISSIPPI OPPORTUNITY FUND

                            STATEMENT OF OPERATIONS

                        Six Months Ended August 31, 1997
                                  (Unaudited)


INVESTMENT INCOME
   Dividends                                                             17,257
                                                                         ------
EXPENSES
   Accounting services fees (Note 3)                                     12,000
   Shareholder services and transfer agent fees (Note 3)                 12,000
   Investment advisory fees (Note 3)                                     11,611
   Distribution expenses, Class A                                         4,753
   Distribution expenses, Class C                                         3,748
   Administration fees (Note 3)                                           6,000
   Professional fees                                                      4,708
   Amortization of organization expenses (Note 1)                         4,537
   Trustees' fees and expenses                                            4,025
   Insurance expense                                                      2,436
   Printing of shareholder reports                                        1,782
   Registration fees                                                      1,765
   Postage and supplies                                                   1,516
   Other expenses                                                           613
      TOTAL EXPENSES                                                     71,494
   Fees waived and expenses reimbursed by the Adviser (Note 3)          (41,455)
      NET EXPENSES                                                       30,039
                                                                        --------
NET INVESTMENT LOSS                                                     (12,782)
                                                                        --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                        (3,937)
   Net change in unrealized appreciation on investments                 476,262
                                                                        --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        472,325
                                                                        -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              459,543
                                                                        ========

See accompanying notes to the financial statements.

                       MISSISSIPPI OPPORTUNITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               Periods Ended August 31, 1997 and February 28, 1997

                                                                                    Six Months
                                                                                      Ended               Year
                                                                                  Aug. 31, 1997           Ended
                                                                                   (Unaudited)        Feb. 28, 1997
                FROM OPERATIONS:                                                 ---------------      --------------
                   Net investment loss                                                 (12,782)  $         (25,145)
                   Net realized gain (loss) from security transactions                  (3,937)             39,221
                   Net change in unrealized appreciation
                      on investments                                                   476,262              81,579
                Net increase in net assets from operations                             459,543              95,655

                DISTRIBUTIONS TO SHAREHOLDERS:
                   From net realized gains, Class A                                        --              (14,597)
                   From net realized gains, Class C                                        --               (7,156)
                Decrease in net assets from distributions to shareholders                  --              (21,753)

                FROM CAPITAL SHARES
                   TRANSACTIONS (A):
                CLASS A
                   Proceeds from shares sold                                           212,084             386,710
                   Net asset value of shares issued in reinvestment
                      of distributions to shareholders                                     --               14,346
                   Payments for shares redeemed                                       (139,375)            (90,783)
                Net increase in net assets
                   Class A share transactions                                           72,709             310,273
                                                                                       -------             --------
                CLASS C
                   Proceeds from shares sold                                            25,500             672,365
                   Net asset value of shares issued in reinvestment
                      of distributions to shareholders                                      --               6,416
                   Payments for shares redeemed                                             --            (526,585)
                Net increase in net assets
                   Class C share transactions                                           25,500             152,196

                Net increase in net assets from capital share transactions              98,209             462,469

                TOTAL INCREASE IN NET ASSETS                                           557,752             536,371

                NET ASSETS:
                   Beginning of period                                               2,498,988           1,962,617
                   End of period                                                     3,056,740   $       2,498,988



                 (A)Summary of capital share activity:
                   Class A
                   Shares sold                                                          16,140              31,318
                   Shares issued in reinvestment of distributions to shareholders         --                 1,224
                   Shares redeemed                                                     (12,640)             (7,687)
                   Net increase in shares outstanding                                    3,500              24,855
                   Shares outstanding, beginning of period                             153,986             129,131
                   Shares outstanding, end of period                                   157,486             153,986

                   Class C
                   Shares sold                                                           1,998              55,923
                   Shares issued in reinvestment of distributions to shareholders           --                 552
                   Shares redeemed                                                          --             (43,811)
                   Net increase in shares outstanding                                    1,998              12,664
                   Shares outstanding, beginning of period                              58,703              46,039
                   Shares outstanding, end of period                                    60,701              58,703

                See accompanying notes to the financial statements.

                         MISSISSIPPI OPPORTUNITY FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                                      CLASS A
                                                      _________________________________________________________________
                                                        Six Months
                                                          Ended                   Year              Period
                                                      Aug. 31, 1997              Ended               Ended
                                                       (Unaudited)           Feb. 28, 1997       Feb. 29, 1996(A)
                                                      --------------         --------------      ----------------
  Net asset value at beginning of period                    11.78                 11.22               10.00

  Income from investment operations:
     Net investment loss                                   (0.05)                 (0.10)              (0.03)
     Net realized and unrealized gains
        on investments                                      2.32                    0.76                1.27
  Total from investment operations                          2.27                    0.66                1.24

  Less distributions from net realized gains                  --                   (0.10)              (0.02)

  Net asset value at end of period                         14.05                    11.78               11.22

  Total return (B)                                         19.27%                    5.92%              12.41%

  Net assets at end of period                          2,213,460                   1,813,797          1,448,527

  Ratio of expenses to average net assets
     Before expense reimbursement and waived fees            5.24%(D)                5.29%               6.90%(D)
     After expense reimbursement and waived fees             2.12%(D)                2.11%               2.12%(D)

  Ratio of net investment loss to average net assets       (0.82)%(D)              (0.89)%             (0.42)%(D)

  Portfolio turnover rate                                     16%(D)                15%                  7%

  Average commission rate per share (C)      $             0.1033  $             0.0877                  --

  (A)Represents the period from the commencement of operations (April 4, 1995) through February 29, 1996.

  (B)The total returns shown do not include the effect of applicable sales loads.

  (C)For fiscal years beginning in 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

  (D)Annualized.

  See accompanying notes to the financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                                    CLASS C
                                                           _________________________________________________________________
                                                           Six Months
                                                              Ended                 Year               Period
                                                          Aug. 31, 1997             Ended               Ended
                                                           (Unaudited)          Feb. 28, 1997       Feb. 29, 1996(A)
                                                         -------------          --------------      ----------------
  Net asset value at beginning of period                       11.67               11.17             10.00

  Income from investment operations:
     Net investment loss                                       (0.08)              (0.16)            (0.05)
     Net realized and unrealized gains
        on investments                                          2.30                0.76              1.24
  Total from investment operations                              2.22                0.60              1.19

  Less distributions from net realized gains                                       (0.10)            (0.02)

  Net asset value at end of period                             13.89               11.67             11.17

  Total return (B)                                             19.02%               5.37%            11.86%

  Net assets at end of period                                 843,280             685,191            514,090

  Ratio of expenses to average net assets
     Before expense reimbursement and waived fees               5.74%(D)            5.79%             7.40%(D)
     After expense reimbursement and waived fees                2.62%(D)            2.61%             2.49%(D)

  Ratio of net investment loss to average net assets          (1.32)%(D)          (1.40)%            (0.69)%(D)

  Portfolio turnover rate                                         16%(D)              15%                7%

  Average commission rate per share (C)                       0.1033 $            0.0877                --

  (A)Represents the period from the commencement of operations (April 4, 1995) through February 29, 1996.

  (B)The total returns shown do not include the effect of applicable sales loads.

  (C)For fiscal years beginning in 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

  (D)Annualized.

  See accompanying notes to the financial statements.

                         MISSISSIPPI OPPORTUNITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 1997
                               (Unaudited) Market
                                Value of Premiums
Shares
               COMMON STOCKS - 98%
               Consumer, Cyclical - 21.2%
  10,500        Belmont Homes, Inc. (a)                           80,719
   2,000        Boyd Gaming Corp. (a)                             16,625
   2,000        Chromcraft Revington, Inc. (a)                    54,750
   2,000        Cooper Tire and Rubber Co.                        50,250
   8,000        Fred's, Inc.                                     159,000
   1,000        Hancock Fabrics, Inc.                             12,500
   3,000        National Picture & Frame Co. (a)                  32,437
   2,000        Proffitt's, Inc. (a)(b)                          107,375
   1,000        Southwest Airlines, Inc.                          28,000
   2,000        Stein Mart, Inc. (a)                              56,000
   1,000        Sunbeam Corp., Inc.                               44,000
   2,200        Wireless One, Inc. (a)                             5,225
                                                                 646,881

              Basic Materials - 15.1%
   1,500        Birmingham Steel Corp.                           28,125
   6,000        ChemFirst, Inc. (a)                             150,750
  15,000        Exsorbet Industries, Inc. (a)                     3,750
     250        Georgia Pacific Corp.                            22,813
     800        International Paper Co.                          42,200
   7,000        Mississippi Chemical Corp.                      151,813
   1,000        Quanex Corp.                                     36,312
   1,500        Stone Container Corp. (a)                        25,875
                                                                461,638

              Industrial - 14.3%
     700        Cooper Industries, Inc.                          37,319
   6,000        Delta & Pine Land Co. (b)                       220,500
   1,500        Halter & Marine Group, Inc. (a)                  59,344
   4,500        KLLM Transport Services, Inc. (a)                55,687
   3,000        Miller Industries, Inc. (a)                      44,438
     600        Standex International Corp.                      18,937
                                                                436,225

Shares                                                          Value
              Financial Services - 13.9%
   1,400        BancorpSouth, Inc.                               44,450
   1,500        Community Federal Bancorp, Inc.                  27,000
   1,000        Deposit Guaranty Corp.                           32,063
   1,500        Eastgroup Properties, Inc.                       30,656
   1,150        Hancock Holding Co.                              55,487
   3,000        Magna Bancorp, Inc.                              76,125
   3,000        Parkway Properties, Inc.                         93,750
   3,164        Search Financial, Inc. (a)                        6,723
   2,000        Trustmark Corp.                                  57,563
                                                                423,817

              Technology - 11.4%
  20,000        Mobile Telecommunication Technologies(a)(b)    245,000
     200        Netscape Communications Corp. (a)                7,962
     750        Nichols Research Corp. (a)                      19,125
   1,000        Powertel, Inc. (a)                              19,000
     500        Texas Instruments, Inc.                         56,813
                                                               347,900

              Consumer, Non-Cyclical - 9.0%
     500        Baxter International Inc.                       26,594
   7,500        Cal-Maine Foods, Inc. (a)                       50,625
   4,500        Gulf South Medical Supply, Inc.  (a)           113,625
   1,000        PhyCor, Inc. (a)                                29,437
   1,000        Sanderson Farms, Inc.                           15,000
   1,000        Sara Lee Corp.                                  40,250
                                                               275,531

              Utilities - 6.9%
   7,050        WorldCom, Inc. (a)(b)                          211,059


              Energy - 6.2%
   9,000        Callon Petroleum Co. (a)                       150,750
   1,000        Friede Goldman International, Inc. (a)          40,250
                                                               191,000


              Total Common Stocks (Cost $2,315,477)          2,994,051

Shares                                                       Value
              Money Market Funds - 1.6%
  50,960        Performance Trust Money Market Fund             50,960
                (cost $50,960)

              Total Investments at Value - 99.6%             3,045,011
                (cost $2,366,437)

              Other Assets in Excess of Liabilities - 0.4%      11,729

              Net Assets - 100.0%                            3,056,740
                                                             =========



(a) Non-income producing securities.
(b) Security covers a call option.

  See accompanying notes to the financial statements.

                         MISSISSIPPI OPPORTUNITY FUND

                        SCHEDULE OF OPEN OPTIONS WRITTEN

                                 August 31, 1997
                                  (Unaudited)

                                                                                  Market
                                                                                 Value of         Premiums
              Shares                                                              Option          Received
                          COVERED CALL OPTIONS
                            Delta & Pine Land Co., Inc.,
                  1,000       09/20/1997 at $40                                       562            1,141
                  1,000       11/15/1997 at $30                                     7,500            9,416
                  1,000       11/15/1997 at $35                                     3,875            6,209
                  1,000       11/15/1997 at $40                                     2,063            3,104
                            Mobile Telecommunications Tech. Corp.
                  3,000       09/19/1997 at $15                                       375            1,079
                            Proffitt's, Inc.,
                  1,500       11/21/1997 at $55                                     5,813            1,548
                            Worldcom, Inc.,
                  2,000       12/19/1997 at $35                                     2,250            3,412
                                                                                   22,438           25,909


                  See accompanying notes to the financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

The Mississippi Opportunity Fund is a non-diversified, open-end series of the Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on August 12, 1992. The Fund began operations on April 4, 1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in Mississippi, and those companies having a significant presence in the state.

The Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 3.50% and a distribution fee of up to 0.50% of average daily net assets) and Class C shares (subject to a distribution fee of up to 1% of average daily net assets). Each Class A share and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; and (ii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares is equal to net asset value per share plus a sales load equal to 3.63% of the net asset value (or 3.50% of the offering price). The offering price of Class C shares is equal to the net asset value per share. The redemption price per share of Class A shares and Class C shares is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Allocation between classes -- Investment income earned by the Fund and realized and unrealized gains and losses on investments are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Distribution expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of August 31, 1997:

        Gross unrealized appreciation..............$  965,389
        Gross unrealized depreciation.............. ( 283,344)
        Net unrealized appreciation.................$  682,045

As of August 31, 1997, the tax cost basis of investments for the Fund was $2,366,437.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)



Option transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

2.  INVESTMENT TRANSACTIONS

During the six months ended August 31, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $269,190 and $204,499, respectively.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Vector Money Management, Inc. (the Adviser) or Countrywide Fund Services, Inc. (CFS), the administrator, transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of 0.875% on its average daily net assets. The Adviser currently intends to waive its advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.125% and 2.625% of average daily net assets for Class A and Class C shares, respectively. Accordingly, for the six months ended August 31, 1997, the Adviser waived its entire advisory fee and reimbursed the Fund $29,844 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee. During the six months ended August 31, 1997, CFS earned $6,000 of fees under the Agreement.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. For the six months ended August 31, 1997, CFS earned $12,000 of fees under the Agreement.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $2,000 from the Fund. During the six months ended August 31, 1997, CFS earned $12,000 of fees under the Agreement.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) for the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.50% and 1.00% of average daily net assets for Class A shares and Class C shares, respectively. For the six months ended August 31, 1997, the Fund incurred $4,753 and $3,748 of distribution expenses on Class A shares and Class C shares, respectively, under the Plan.

4.  Covered Call Options

 A summary of covered call option contracts during the six months ended August 31, 1997 is as follows:


                                                        Number of      Option
                                                        Options       Premiums

        Options outstanding at beginning of period.......   --           --
        Options written..................................   115        27,412
        Options expired..................................  (10)        (1,503)
                                                          ------      ----------
        Options outstanding at end of period.............   105      $  25,909
                                                           =====        =======

                           REGIONAL OPPORTUNITY FUND
                            Ohio, Indiana, Kentucky





                               Semi-Annual Report
                                August 31, 1997
                                  (Unaudited)







       Investment Adviser                      Administrator
      CityFund Advisory, Inc.           Countrywide Fund Services, Inc.
        P.O. Box 54944                        312 Walnut Street
      Cincinnati, OH 45254-0944               P.O. Box 5354
        1.513.624.5900                  Cincinnati, Ohio 45202-5354
                                               1.800.543.8721

                             Shareholder Services
                                 1.888.289.6465

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 1997
                                   (Unaudited)

         ASSETS
            Investments in securities, at value (cost $1,841,545) (Note 1)                $        2,293,122
            Investments in repurchase agreements (Note 1)                                            243,000
            Cash                                                                                         737
            Receivable for capital shares sold                                                         4,200
            Dividends and interest receivable                                                          1,549
            Receivable from Adviser (Note 3)                                                          22,770
            Organization expenses, net (Note 1)                                                       22,568
            Other assets                                                                               3,079
               TOTAL ASSETS                                                                        2,591,025
                                                                                                   ---------
         LIABILITIES
            Capital shares redeemed                                                                   12,429
            Other accrued expenses and liabilities                                                    11,026
               TOTAL LIABILITIES                                                                      23,455

         NET ASSETS                                                                       $        2,567,570
                                                                                                   =========
         Net assets consist of:
         Paid-in capital                                                                  $        2,202,670
         Accumulated net investment loss                                                             (10,198)
         Accumulated net realized losses from security transactions                                  (76,479)
         Net unrealized appreciation on investments                                                  451,577
         Net assets                                                                       $        2,567,570
                                                                                                   ==========
         PRICING OF CLASS A SHARES
         Net assets applicable to Class A shares                                          $          563,781
                                                                                                   ==========
         Shares of beneficial interest outstanding (unlimited number of shares
            authorized, no par value)                                                                 42,274
                                                                                                   ==========
         Net asset value and redemption price per share (Note 1)                          $            13.34
                                                                                                   ==========
         Maximum offering price per share (Note 1)                                        $            13.90
                                                                                                   ==========
         PRICING OF CLASS B SHARES
         Net assets applicable to Class B shares                                          $        2,003,789
                                                                                                   ==========
         Shares of beneficial interest outstanding (unlimited number of shares
            authorized, no par value)                                                                151,567
                                                                                                    =========
         Net asset value, offering price and redemption price per share (Note 1)          $            13.22
                                                                                                    =========

         See accompanying notes to the financial statements.

              REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                            STATEMENT OF OPERATIONS

                        Six Months Ended August 31, 1997
                                  (Unaudited)

INVESTMENT INCOME
   Dividends                                                           5,312
   Interest                                                            6,477
      TOTAL INVESTMENT INCOME                                         11,789
                                                                      -------
EXPENSES
   Accounting services fees (Note 3)                                  12,000
   Shareholder services and transfer agent fees (Note 3)              12,000
   Investment advisory fees (Note 3)                                  11,141
   Distribution expenses, Class A                                        657
   Distribution expenses, Class B                                      6,243
   Administration fees (Note 3)                                        6,000
   Amortization of organization expenses (Note 1)                      4,836
   Trustees' fees and expenses                                         4,025
   Professional fees                                                   3,688
   Printing of shareholder reports                                     2,506
   Custodian fees                                                      1,693
   Insurance expense                                                   1,429
   Postage and supplies                                                1,036
   Registration fees                                                     480
   Pricing expenses                                                      495
      TOTAL EXPENSES                                                  68,229
   Fees waived and expenses reimbursed by the Adviser (Note 3)       (46,242)
      NET EXPENSES                                                    21,987
                                                                      -------
NET INVESTMENT LOSS                                                  (10,198)
                                                                     --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                    (25,319)
   Net change in unrealized appreciation on investments              323,860
                                                                     -------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     298,541
                                                                     -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           288,343
                                                                     ========

See accompanying notes to the financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                       STATEMENTS OF CHANGES IN NET ASSETS

               Periods Ended August 31, 1997 and February 28, 1997


                                                                                      Six Months
                                                                                        Ended               Year
                                                                                    Aug. 31, 1997          Ended
                                                                                     (Unaudited)        Feb. 28, 1997
                                                                                    ------------        --------------
              FROM OPERATIONS:
                 Net investment loss                                                (10,198)              (4,197)
                 Net realized losses from security transactions                     (25,319)             (31,644)
                 Net change in unrealized appreciation
                    on investments                                                  323,860               93,881
              Net increase in net assets from operations                            288,343               58,040
                                                                                    -------               -------
              DISTRIBUTIONS TO SHAREHOLDERS:
                 From net investment income, Class A                                  --                  (1,329)
                 From net investment income, Class B                                  --                     --
                 In excess of net realized gains, Class A                             --                  (28,448)
                 In excess of net realized gains, Class B                             --                   (5,508)
              Decrease in net assets from distributions to shareholders               --                  (35,285)
                                                                                    -------               --------
              FROM CAPITAL SHARES TRANSACTIONS (A):
              CLASS A
                 Proceeds from shares sold                                            61,280              265,034
                 Net asset value of shares issued in reinvestment
                    of distributions to shareholders                                     --               29,310
                 Payments for shares redeemed                                       (80,448)            (571,153)
              Net decrease in net assets
                 from Class A share transactions                                    (19,168)            (276,809)
                                                                                    --------             --------
              CLASS B
                 Proceeds from shares sold                                        1,165,337              637,320
                 Net asset value of shares issued in reinvestment
                    of distributions to shareholders                                    --                 5,508
                 Payments for shares redeemed                                       (15,125)                 (75)
              Net increase in net assets
                 Class B share transactions                                       1,150,212              642,753
                                                                                  ----------             -------
              Net increase from capital shares transactions                       1,131,044              365,944
                                                                                  ----------             --------
              TOTAL INCREASE IN NET ASSETS                                        1,419,387              388,699

              NET ASSETS:
                 Beginning of period                                              1,148,183              759,484
                 End of period                                                    2,567,570            1,148,183
                                                                                  =========            ==========


              (A)Summary of capital share activity:
                 Class A
                 Shares sold                                                          4,684               22,449
                 Shares issued in reinvestment of distributions to shareholders          --                2,617
                 Shares redeemed                                                     (6,521)             (49,297)
                 Net decrease in shares outstanding                                  (1,837)             (24,231)
                 Shares outstanding, beginning of period                             44,111               68,342
                 Shares outstanding, end of period                                   42,274               44,111
                                                                                     =======              =======
                 Class B
                 Shares sold                                                         95,725               56,543
                 Shares issued in reinvestment of distributions to shareholders         --                   494
                 Shares redeemed                                                     (1,199)                  (7)
                 Net increase in shares outstanding                                  94,526               57,030
                 Shares outstanding, beginning of period                             57,041                   11
                 Shares outstanding, end of period                                  151,567               57,041
                                                                                    ========              ========

              See accompanying notes to the financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky
                                    Class A

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                      Six Months
                                                        Ended                Year             Year           Period
                                                    Aug. 31, 1997           Ended            Ended            Ended
                                                     (Unaudited)        Feb. 28, 1997    Feb. 29, 1996    Feb. 28, 1995(A)
                                                   --------------       --------------   -------------    ----------------
Net asset value at beginning of period                    11.38              11.11            10.00         10.00
                                                          -----              -----            -----         -----
Income from investment operations:
   Net investment income (loss)                           (0.03)             (0.06)            0.10          0.01
   Net realized and unrealized gains (losses)
      on investments                                       1.99               0.76             1.74         (0.01)
Total from investment operations                           1.96               0.70             1.84          0.00
                                                           ----               -----            -----         -----
Less distributions:
   Dividends from net investment income                      --              (0.02)           (0.09)           --
   Distributions from net realized gains                     --              (0.41)           (0.64)           --
Total distributions                                          --              (0.43)           (0.73)           --

Net asset value at end of period                          13.34              11.38            11.11          10.00
                                                          =====              =====            ======         =====
Total return (B)                                          17.22%              6.32%           18.41%          0.00%
                                                          ======             ======           =======        ======
Net assets at end of period                              563,781            502,116          759,366        232,998
                                                         =======            ========         ========       ========
Ratio of expenses to average net assets:
   Before expense reimbursement and waived fees            7.12%(D)          11.50%           18.26%         80.88%(D)
   After expense reimbursement and waived fees             1.95%(D)           2.02%            2.23%          2.05%(D)

Ratio of net investment income (loss) to                   0.52%(D)        (0.37)%            0.96%           1.54%(D)
   average net assets
Portfolio turnover rate                                      27%(D)             39%             108%            0%

Average commission rate per share(C)                       0.0735  $          0.0630               --            --


(A)Represents the period from the commencement of operations (January 3, 1995) through February 28, 1995.

(B)The total returns shown do not include the effect of applicable sales loads.

(C)For fiscal years beginning in 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

(D)Annualized.

See accompanying notes to the financial statements.

   REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky
                                     Class B

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                                     Six Months
                                                                        Ended             Period
                                                                    Aug. 31, 1997          Ended
                                                                     (Unaudited)       Feb. 28, 1997(A)
                                                                    ------------       ----------------
        Net asset value at beginning of period                           11.33          10.46
                                                                         -----          -----
        Income from investment operations:
           Net investment loss                                           (0.06)          (0.02)
           Net realized and unrealized gains
              on investments                                              1.95            1.30
        Total from investment operations                                  1.89            1.28
                                                                          ----            -----
        Less distributions:
           Dividends from net investment income                            --              --
           Distributions from net realized gains                           --           (0.41)
        Total distributions                                                --           (0.41)

        Net asset value at end of period                                 13.22           11.33
                                                                         =====           =====
        Total return (B)                                                 16.68%          12.25%
                                                                         ======          ======
        Net assets at end of period                                   2,003,789        646,067
                                                                      ==========       ========
        Ratio of expenses to average net assets:
           Before expense reimbursement and waived fees                 7.87%(C)       12.14%(C)
           After expense reimbursement and waived fees                  2.70%(C)        2.66%(C)

        Ratio of net investment loss to average net assets            (1.40)%(C)      (1.04)%(C)

        Portfolio turnover rate                                           27%(C)          39%(C)

        Average commission rate per share (C)                             0.0735  $       0.0630


      (A)  Represents the period from the first public  offering to shareholders
           (July 24, 1996) through February 28, 1997. Class B shares were initially purchased on April 10, 1995 by the Advisor, who subsequently redeemed the initial shares on March 13, 1996.

      (B) The total returns shown do not include the effect of applicable sales loads.

      (C)  Annualized.

        See accompanying notes to the financial statements.

             REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 1997
                                   (Unaudited)

                Shares                                                          Value
                            COMMON STOCKS - 89.3%
                            Airlines - 2.9%
                 1,237        Comair Holdings, Inc.                             33,244
                   500        Delta Air Lines, Inc.                             43,250
                                                                                76,494

                            Automobile Parts - 1.8%
                 1,000        Dana Corp.                                        46,062

                            Building Materials - 1.2%
                 1,000        Thomas Industries, Inc.                           29,625

                            Clothing and Fabrics - 0.9%
                 1,000        Fabric-Centers of America (a)                     24,375

                            Communications - 3.9%
                 1,437        Brightpoint, Inc. (a)                             53,888
                 1,000        Newbridge Networks Corp. (a)                      45,500
                                                                                99,388

                            Computers & Information - 11.2%
                   875        3 Com Corp. (a)                                   43,695
                 1,750        Compaq Corp. (a)                                 114,625
                 1,000        Dell Computer Corp. (a)                           82,063
                 1,000        Sun Microsystems, Inc. (a)                        48,000
                                                                               288,383

                            Conglomerates - 1.2%
                   500        General Electric Co.                              31,250

                            Containers and Packaging - 1.4%
                 1,000        Owens Illinois, Inc. (a)                          34,813

                            Electrical Components - 1.4%
                   750        Diebold, Inc.                                     34,781

                            Food - 0.8%
                   600        Papa John's International, Inc. (a)               20,475

                            Food Retailers - 1.2%
                 1,000        Kroger Company, Inc. (a)                          30,125

                Shares                                                          Value
                            Health Care Providers - 2.0%
                   600        Genesis Health Ventures, Inc. (a)                 20,925
                 1,500        Res-Care, Inc. (a)                                30,188
                                                                                51,113

                            Heavy Machinery - 1.2%
                 1,500        Chart Industries, Inc.                            30,094

                            Household Products, Nondurable - 2.2%
                   430        The Procter & Gamble Co.                          57,217

                            Industrial and Commercial Services - 2.9
                   500        Cintas Corp.                                      34,875
                   600        Omnicare, Inc.                                    17,362
                   675        Paychex, Inc.                                     23,119
                                                                                75,356

                            Insurance, Life - 1.7%
                 1,000        Conseco, Inc.                                     43,000

                            Media Publishing - 2.7%
                 1,000        Central Newspapers, Inc. - Class A                68,063

                            Medical Supplies - 5.1%
                 2,000        Biomet, Inc. (a)                                  41,500
                   900        Guidant Corp.                                     79,031
                   225        Hillenbrand Industries, Inc.                       9,886
                                                                               130,417

                            Pharmaceuticals - 11.2%
                   600        Eli Lilly & Co.                                   62,775
                 1,800        Johnson & Johnson                                102,038
                   900        Jones Medical Industries, Inc.                    26,775
                   400        Merck & Co., Inc.                                 36,725
                 1,100        Pfizer, Inc.                                      60,912
                                                                               289,225

                            Railroads - 0.7%
                   300        CSX Corp.                                         17,156

                Shares                                                          Value
                            Regional Banks - 5.3%
                   500        Banc One Corp.                                    26,812
                   750        Fifth Third Bankcorp                              43,875
                 1,455        Star Banc Corp.                                   65,748
                                                                               136,435

                            Retailers, Apparel - 0.7%
                 1,000        Rocky Shoes & Boots, Inc. (a)                     18,500

                            Retailers, Broadline - 1.5%
                 1,000        Consolidated Stores, Inc. (a)                     37,438

                            Retailers, Drug-Based - 2.6%
                 1,000        Cardinal Health, Inc.                             66,250

                            Semiconductor & Related - 7.1%
                 2,000        Intel Corp.                                      184,250

                            Software & Processing - 12.4%
                   900        Cisco Systems, Inc. (a)                           67,837
                 1,000        Compuware Corp. (a)                               61,750
                 1,000        Microsoft Corp. (a)                              132,188
                 1,500        Oracle Corp. (a)                                  57,187
                                                                               318,962

                            Telephone Systems - 2.1%
                 2,000        Cincinnati Bell, Inc.                             53,875


                            Total Common Stocks (Cost $1,841,545)            2,293,122

          Face
          Value                                                                    Value
                            REPURCHASE AGREEMENTS (b) - 9.5%
$              243,000        Fifth Third Bank, 4.95%, dated 8/29/1997,
                                due 9/2/1997, repurchase proceeds $243,134
                                (cost $243,000)                                    243,000

                            Total Investments and Repurchase Agreements
                              at Value - 98.8%                                   2,536,122

                            Other Assets in Excess of Liabilities - 1.2%            31,448

                            Net Assets - 100.0%                                  2,567,570


(a) Non-income producing securities.

(b) Repurchase  agreement is fully collateralized by $243,000 par value FHLMC Pool
    #G10657, 7.50%, due 2/1/2012.

  See accompanying notes to the financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund) is a non-diversified, open-end series of the Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on August 12, 1992. The Fund began operations on January 3, 1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in Greater Cincinnati and the Cincinnati tri-state region, and those companies having a significant presence in the region.

The Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to .25% of average daily net assets of the class) and Class B shares (sold subject to a contingent deferred sales load if redeemed within five years from the date of purchase and a distribution fee of up to 1% of average daily net assets of the class). Each Class A and Class B share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B shares bear the expenses of higher distribution fees, which is expected to cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares; and (ii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally invests its cash reserves by entering into repurchase agreements with its custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares is equal to the net asset value per share.

The redemption price per share of Class A shares is equal to the net asset value per share. Class B shares are subject to a contingent deferred sales load if redeemed within a five-year period from the date of purchase. The charge declines from 5% to 0% over a five year period.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Allocation between classes -- Investment income earned by the Fund and realized and unrealized gains and losses on investments are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Distribution expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)



The following information is based upon the federal income tax cost of portfolio investments of $1,841,545 as of August 31, 1997:

        Gross unrealized appreciation..............$ 480,715
        Gross unrealized depreciation.............(   29,138)
        Net unrealized appreciation................$ 451,577

As of February 28, 1997, the Fund had $51,160 of capital loss carryforwards for federal income tax purposes, none of which expire prior to February 28, 2005. These capital loss carryforwards may be utilized in the current or future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS

During the six months ended August 31, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,297,245 and $204,413, respectively.

3.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of CityFund Advisory, Inc. (the Adviser) or Countrywide Fund Services, Inc. (CFS), the administrator, transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of 1.25% on its average daily net assets. The Adviser currently intends to waive its advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 1.95% and 2.70% of average daily net assets for Class A shares and Class B shares, respectively. Accordingly, for the six months ended August 31, 1997, the Adviser waived its entire advisory fee and reimbursed the Fund $35,101 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee. During the six months ended August 31, 1997, CFS earned $6,000 of fees under the Agreement.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee for each class of shares. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the six months ended August 31, 1997, CFS earned $12,000 of fees under the Agreement.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $2,000 from the Fund. During the six months ended August 31, 1997, CFS earned $12,000 of fees under the Agreement.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) for the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.25% and 1.00% of average daily net assets for Class A shares and Class B shares, respectively. For the six months ended August 31, 1997, the Fund incurred $657 and $6,243 of distribution expenses for Class A shares and Class B shares, respectively, under the Plan.